Business Acquisitions Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Oct. 07, 2013	Mar. 20, 2013	Dec. 31, 2012
ParallelMember
Authorized issuance of common stock				538,570
ParallelIndemnificationEscrowMember
Amount of shares to be issued held in escrow				53,857
ParallelDeferredConsentEscrowMember
Amount of shares to be issued held in escrow				100,000
MenetworkMember
Authorized issuance of common stock		750,000	2,750,000
Amount of shares to be issued held in escrow			350,000
Catalyst
Fair value of consideration transferred	$ 75,000